Restatement - Schedule of Fair Value Assumption Used (Details) (10-K)	12 Months Ended
	Dec. 31, 2017 $ / shares shares
Common stock issuable upon exercise of warrants | shares	1,020,717
Market value of common stock on measurement date	$ 5.79
Exercise Price [Member] | Minimum [Member]
Fair value, exercise price	7.70
Exercise Price [Member] | Maximum [Member]
Fair value, exercise price	$ 7.00
Risk Free Interest Rate [Member]
Fair value percentage	1.89%	[1]
Expected Term [Member]
Fair value expected term	2 years
Expected Volatility [Member]
Fair value percentage	70.69%	[2]
Expected Dividend Yields [Member]
Fair value percentage	0.00%	[3]

[1]	The risk-free interest rate was determined by management using the applicable Treasury Bill as of the measurement date.
[2]	The historical trading volatility was determined by calculating the volatility of the Company's peers common stock.
[3]	The Company does not expect to pay a dividend in the foreseeable future.